UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2012, the Fund owned approximately 65% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 10.9%
Auto Components 0.2%
BorgWarner, Inc.* (a)	18,975	1,311,362
Goodyear Tire & Rubber Co.* (a)	40,096	488,770
Johnson Controls, Inc. (a)	115,501	3,164,728

		4,964,860
Automobiles 0.4%
Ford Motor Co. (a)	639,048	6,301,013
Harley-Davidson, Inc.	38,282	1,622,009

		7,923,022
Distributors 0.1%
Genuine Parts Co. (a)	25,772	1,572,865
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	15,816	459,455
H&R Block, Inc. (a)	45,249	784,165

		1,243,620
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	74,979	2,732,235
Chipotle Mexican Grill, Inc.* (a)	5,197	1,650,255
Darden Restaurants, Inc. (a)	21,280	1,186,360
International Game Technology	44,164	578,107
Marriott International, Inc. "A" (a)	41,663	1,629,023
McDonald's Corp.	167,914	15,406,109
Starbucks Corp. (a)	127,101	6,450,376
Starwood Hotels & Resorts Worldwide, Inc.	32,693	1,894,886
Wyndham Worldwide Corp.	24,114	1,265,503
Wynn Resorts Ltd.	13,100	1,512,264
Yum! Brands, Inc. (a)	76,131	5,050,531

		39,355,649
Household Durables 0.3%
D.R. Horton, Inc. (a)	46,200	953,568
Harman International Industries, Inc. (a)	11,600	535,456
Leggett & Platt, Inc. (a)	22,170	555,359
Lennar Corp. "A" (a)	26,700	928,359
Newell Rubbermaid, Inc.	47,750	911,547
Pulte Group, Inc.* (a)	57,574	892,397
Whirlpool Corp.	13,133	1,088,857

		5,865,543
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	60,167	15,301,671
Expedia, Inc. (a)	15,885	918,788
Netflix, Inc.* (a)	9,445	514,186
Priceline.com, Inc.*	8,324	5,150,309
TripAdvisor, Inc.* (a)	18,585	612,004

		22,496,958
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	19,685	751,376
Mattel, Inc.	56,214	1,994,473

		2,745,849
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	35,473	562,247
CBS Corp. "B"	99,354	3,609,531
Comcast Corp. "A"	445,463	15,934,211
DIRECTV* (a)	104,710	5,493,087
Discovery Communications, Inc. "A"* (a)	40,646	2,423,721
Gannett Co., Inc. (a)	38,886	690,226
Interpublic Group of Companies, Inc.	73,295	815,040
McGraw-Hill Companies, Inc.	46,193	2,521,676
News Corp. "A" (a)	339,308	8,323,225
Omnicom Group, Inc. (a)	45,062	2,323,397
Scripps Networks Interactive "A" (a)	13,900	851,097
Time Warner Cable, Inc. (a)	50,751	4,824,390
Time Warner, Inc. (a)	158,617	7,190,109
Viacom, Inc. "B"	78,953	4,231,091
Walt Disney Co. (a)	298,945	15,628,845
Washington Post Co. "B"	800	290,424

		75,712,317
Multiline Retail 0.7%
Big Lots, Inc.*	8,596	254,270
Dollar Tree, Inc.*	38,400	1,853,760
Family Dollar Stores, Inc.	16,372	1,085,463
J.C. Penney Co., Inc. (a)	23,321	566,467
Kohl's Corp. (a)	36,225	1,855,444
Macy's, Inc.	66,150	2,488,563
Nordstrom, Inc.	25,032	1,381,266
Target Corp.	109,229	6,932,765

		16,417,998
Specialty Retail 2.1%
Abercrombie & Fitch Co. "A" (a)	13,700	464,704
AutoNation, Inc.*	6,600	288,222
AutoZone, Inc.*	6,290	2,325,224
Bed Bath & Beyond, Inc.*	38,412	2,419,956
Best Buy Co., Inc. (a)	42,331	727,670
CarMax, Inc.* (a)	37,563	1,063,033
GameStop Corp. "A" (a)	22,400	470,400
Home Depot, Inc. (a)	251,118	15,159,994
Limited Brands, Inc.	39,940	1,967,444
Lowe's Companies, Inc. (a)	190,056	5,747,294
O'Reilly Automotive, Inc.*	19,600	1,638,952
Ross Stores, Inc.	37,302	2,409,709
Staples, Inc. (a)	113,874	1,311,829
The Gap, Inc.	49,858	1,783,919
Tiffany & Co. (a)	19,616	1,213,838
TJX Companies, Inc.	122,398	5,482,206
Urban Outfitters, Inc.* (a)	18,261	685,883

		45,160,277
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. (a)	47,553	2,663,919
Fossil, Inc.*	9,309	788,472
NIKE, Inc. "B"	61,525	5,839,338
Ralph Lauren Corp.	10,100	1,527,423
VF Corp. (a)	14,840	2,364,903

		13,184,055
Consumer Staples 10.8%
Beverages 2.4%
Beam, Inc.	26,054	1,499,147
Brown-Forman Corp. "B"	24,733	1,613,828
Coca-Cola Co.	644,686	24,452,940
Coca-Cola Enterprises, Inc.	46,424	1,451,679
Constellation Brands, Inc. "A"*	24,700	799,045
Dr. Pepper Snapple Group, Inc. (a)	34,997	1,558,416
Molson Coors Brewing Co. "B" (a)	26,004	1,171,480
Monster Beverage Corp.*	25,391	1,375,177
PepsiCo, Inc.	259,597	18,371,680

		52,293,392
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	72,299	7,238,937
CVS Caremark Corp. (a)	211,791	10,254,920
Kroger Co. (a)	92,727	2,182,794
Safeway, Inc. (a)	40,411	650,213
Sysco Corp. (a)	96,782	3,026,373
Wal-Mart Stores, Inc.	279,971	20,661,860
Walgreen Co.	141,608	5,160,195
Whole Foods Market, Inc.	28,674	2,792,848

		51,968,140
Food Products 1.7%
Archer-Daniels-Midland Co. (a)	108,926	2,960,609
Campbell Soup Co. (a)	31,070	1,081,857
ConAgra Foods, Inc.	68,778	1,897,585
Dean Foods Co.* (a)	30,200	493,770
General Mills, Inc. (a)	107,028	4,265,066
H.J. Heinz Co. (a)	52,940	2,961,993
Hormel Foods Corp. (a)	23,100	675,444
Kellogg Co. (a)	40,834	2,109,485
Kraft Foods, Inc. "A"	295,829	12,232,529
McCormick & Co., Inc. (a)	22,000	1,364,880
Mead Johnson Nutrition Co.	33,694	2,469,096
The Hershey Co.	25,160	1,783,592
The JM Smucker Co.	18,757	1,619,292
Tyson Foods, Inc. "A"	47,100	754,542

		36,669,740
Household Products 2.2%
Clorox Co.	21,532	1,551,381
Colgate-Palmolive Co. (a)	74,402	7,977,382
Kimberly-Clark Corp.	66,109	5,670,830
Procter & Gamble Co.	458,701	31,815,501

		47,015,094
Personal Products 0.2%
Avon Products, Inc.	70,197	1,119,642
Estee Lauder Companies, Inc. "A" (a)	40,000	2,462,800

		3,582,442
Tobacco 1.9%
Altria Group, Inc. (a)	340,448	11,367,559
Lorillard, Inc. (a)	21,554	2,509,963
Philip Morris International, Inc.	280,875	25,261,898
Reynolds American, Inc. (a)	54,780	2,374,165

		41,513,585
Energy 11.2%
Energy Equipment & Services 1.9%
Baker Hughes, Inc. (a)	72,438	3,276,371
Cameron International Corp.*	40,682	2,281,040
Diamond Offshore Drilling, Inc. (a)	11,330	745,627
Ensco PLC "A" (a)	38,275	2,088,284
FMC Technologies, Inc.*	39,512	1,829,405
Halliburton Co.	154,868	5,217,503
Helmerich & Payne, Inc.	17,752	845,173
Nabors Industries Ltd.*	48,138	675,376
National Oilwell Varco, Inc.	71,544	5,731,390
Noble Corp.*	41,687	1,491,561
Rowan Companies PLC "A"* (a)	21,139	713,864
Schlumberger Ltd.	221,479	16,019,576

		40,915,170
Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.* (a)	32,359	212,599
Anadarko Petroleum Corp.	83,848	5,862,652
Apache Corp. (a)	65,643	5,676,150
Cabot Oil & Gas Corp.	34,600	1,553,540
Chesapeake Energy Corp. (a)	86,589	1,633,934
Chevron Corp. (a)	326,850	38,097,636
ConocoPhillips (a)	202,609	11,585,183
CONSOL Energy, Inc. (a)	37,512	1,127,236
Denbury Resources, Inc.* (a)	64,418	1,040,995
Devon Energy Corp.	62,809	3,799,944
EOG Resources, Inc.	45,411	5,088,303
EQT Corp. (a)	24,800	1,463,200
Exxon Mobil Corp. (a)	768,918	70,317,551
Hess Corp.	50,265	2,700,236
Kinder Morgan, Inc. (a)	96,057	3,411,945
Marathon Oil Corp.	116,718	3,451,351
Marathon Petroleum Corp.	56,309	3,073,908
Murphy Oil Corp. (a)	30,518	1,638,511
Newfield Exploration Co.*	22,257	697,089
Noble Energy, Inc.	29,491	2,734,111
Occidental Petroleum Corp. (a)	135,028	11,620,510
Peabody Energy Corp. (a)	45,031	1,003,741
Phillips 66 (a)	105,304	4,882,946
Pioneer Natural Resources Co. (a)	20,400	2,129,760
QEP Resources, Inc. (a)	29,500	933,970
Range Resources Corp. (a)	26,842	1,875,450
Southwestern Energy Co.* (a)	57,536	2,001,102
Spectra Energy Corp.	107,973	3,170,087
Sunoco, Inc. (a)	17,872	836,946
Tesoro Corp.	22,700	951,130
Valero Energy Corp.	91,401	2,895,584
Williams Companies, Inc. (a)	103,498	3,619,325
WPX Energy, Inc.* (a)	31,274	518,836

		201,605,461
Financials 14.5%
Capital Markets 1.8%
Ameriprise Financial, Inc.	34,486	1,955,011
Bank of New York Mellon Corp. (a)	196,747	4,450,417
BlackRock, Inc.	21,132	3,767,836
Charles Schwab Corp. (a)	184,733	2,362,735
E*TRADE Financial Corp.*	39,376	346,903
Federated Investors, Inc. "B" (a)	15,200	314,488
Franklin Resources, Inc. (a)	23,376	2,923,636
Invesco Ltd.	73,850	1,845,511
Legg Mason, Inc. (a)	20,800	513,344
Morgan Stanley	230,167	3,852,996
Northern Trust Corp. (a)	36,633	1,700,321
State Street Corp.	80,668	3,384,829
T. Rowe Price Group, Inc. (a)	41,976	2,657,081
The Goldman Sachs Group, Inc.	74,965	8,522,021

		38,597,129
Commercial Banks 2.8%
BB&T Corp. (a)	115,492	3,829,715
Comerica, Inc.	32,568	1,011,236
Fifth Third Bancorp.	152,089	2,358,900
First Horizon National Corp. (a)	40,913	393,992
Huntington Bancshares, Inc.	143,101	987,397
KeyCorp	157,645	1,377,817
M&T Bank Corp. (a)	20,053	1,908,244
PNC Financial Services Group, Inc.	88,664	5,594,698
Regions Financial Corp.	233,568	1,684,025
SunTrust Banks, Inc. (a)	89,062	2,517,783
U.S. Bancorp.	316,355	10,850,977
Wells Fargo & Co.	818,437	28,260,630
Zions Bancorp. (a)	30,556	631,134

		61,406,548
Consumer Finance 0.9%
American Express Co.	163,855	9,316,795
Capital One Financial Corp.	97,363	5,550,665
Discover Financial Services	85,333	3,390,280
SLM Corp.	80,690	1,268,447

		19,526,187
Diversified Financial Services 3.0%
Bank of America Corp.	1,794,615	15,846,450
Citigroup, Inc. (a)	488,257	15,975,769
CME Group, Inc. "A" (a)	50,965	2,920,294
IntercontinentalExchange, Inc.*	12,048	1,607,324
JPMorgan Chase & Co. (a)	632,750	25,613,720
Leucadia National Corp. (a)	32,700	743,925
Moody's Corp. (a)	32,600	1,439,942
NYSE Euronext	41,900	1,032,835
The NASDAQ OMX Group, Inc.	21,100	491,525

		65,671,784
Insurance 3.8%
ACE Ltd.	55,985	4,232,466
Aflac, Inc. (a)	77,327	3,702,417
Allstate Corp. (a)	81,186	3,215,777
American International Group, Inc.*	195,246	6,402,116
Aon PLC	53,924	2,819,686
Assurant, Inc. (a)	13,200	492,360
Berkshire Hathaway, Inc. "B"*	305,154	26,914,583
Chubb Corp. (a)	44,559	3,398,961
Cincinnati Financial Corp. (a)	24,654	934,140
Genworth Financial, Inc. "A"*	81,100	424,153
Hartford Financial Services Group, Inc.	73,076	1,420,597
Lincoln National Corp. (a)	47,274	1,143,558
Loews Corp.	52,623	2,171,225
Marsh & McLennan Companies, Inc.	90,153	3,058,891
MetLife, Inc. (a)	178,067	6,136,189
Principal Financial Group, Inc. (a)	46,287	1,246,972
Progressive Corp. (a)	93,514	1,939,480
Prudential Financial, Inc.	77,495	4,224,252
The Travelers Companies, Inc. (a)	64,237	4,384,818
Torchmark Corp. (a)	16,065	824,938
Unum Group	47,194	907,069
XL Group PLC	51,432	1,235,911

		81,230,559
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	66,436	4,742,866
Apartment Investment & Management Co. "A" (REIT) (a)	25,086	651,985
AvalonBay Communities, Inc. (REIT)	16,389	2,228,740
Boston Properties, Inc. (REIT)	24,800	2,743,128
Equity Residential (REIT)	49,660	2,856,940
HCP, Inc. (REIT)	71,946	3,200,158
Health Care REIT, Inc. (REIT)	42,412	2,449,293
Host Hotels & Resorts, Inc. (REIT) (a)	118,910	1,908,506
Kimco Realty Corp. (REIT) (a)	67,400	1,366,198
Plum Creek Timber Co., Inc. (REIT) (a)	26,748	1,172,632
Prologis, Inc. (REIT)	76,200	2,669,286
Public Storage (REIT) (a)	24,130	3,358,172
Simon Property Group, Inc. (REIT) (a)	50,595	7,680,827
Ventas, Inc. (REIT) (a)	49,461	3,078,947
Vornado Realty Trust (REIT)	28,310	2,294,525
Weyerhaeuser Co. (REIT) (a)	88,947	2,325,075

		44,727,278
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	49,700	914,977
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	76,368	607,889
People's United Financial, Inc.	57,675	700,175

		1,308,064
Health Care 11.9%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.* (a)	32,517	3,719,945
Amgen, Inc.	128,570	10,841,022
Biogen Idec, Inc.*	39,598	5,909,210
Celgene Corp.* (a)	71,709	5,478,568
Gilead Sciences, Inc.* (a)	126,453	8,387,627

		34,336,372
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	90,977	5,482,274
Becton, Dickinson & Co. (a)	33,471	2,629,482
Boston Scientific Corp.*	236,643	1,358,331
C.R. Bard, Inc.	13,083	1,369,136
CareFusion Corp.*	35,977	1,021,387
Covidien PLC (a)	79,726	4,737,319
DENTSPLY International, Inc. (a)	23,500	896,290
Edwards Lifesciences Corp.*	18,939	2,033,480
Intuitive Surgical, Inc.* (a)	6,597	3,269,671
Medtronic, Inc.	170,030	7,331,694
St. Jude Medical, Inc. (a)	51,910	2,186,968
Stryker Corp.	48,702	2,710,753
Varian Medical Systems, Inc.* (a)	18,400	1,109,888
Zimmer Holdings, Inc.	29,101	1,967,810

		38,104,483
Health Care Providers & Services 1.9%
Aetna, Inc. (a)	55,195	2,185,722
AmerisourceBergen Corp. (a)	41,410	1,602,981
Cardinal Health, Inc.	57,179	2,228,266
CIGNA Corp. (a)	47,613	2,245,905
Coventry Health Care, Inc.	22,158	923,767
DaVita, Inc.*	14,400	1,491,984
Express Scripts Holding Co.*	135,177	8,471,543
Humana, Inc.	26,951	1,890,613
Laboratory Corp. of America Holdings* (a)	15,972	1,476,931
McKesson Corp.	38,867	3,343,728
Patterson Companies, Inc. (a)	14,500	496,480
Quest Diagnostics, Inc.	26,202	1,661,993
Tenet Healthcare Corp.*	69,748	437,320
UnitedHealth Group, Inc.	171,418	9,498,271
WellPoint, Inc.	54,646	3,170,014

		41,125,518
Health Care Technology 0.1%
Cerner Corp.* (a)	24,210	1,874,096
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	57,457	2,209,222
Life Technologies Corp.*	29,565	1,445,137
PerkinElmer, Inc.	18,363	541,158
Thermo Fisher Scientific, Inc.	60,720	3,572,157
Waters Corp.* (a)	14,505	1,208,702

		8,976,376
Pharmaceuticals 6.1%
Abbott Laboratories (a)	261,600	17,935,296
Allergan, Inc. (a)	50,824	4,654,462
Bristol-Myers Squibb Co. (a)	279,171	9,422,021
Eli Lilly & Co.	170,680	8,091,939
Forest Laboratories, Inc.* (a)	39,547	1,408,269
Hospira, Inc.*	26,722	877,016
Johnson & Johnson (a)	459,061	31,633,893
Merck & Co., Inc. (a)	507,545	22,890,279
Mylan, Inc.*	67,219	1,640,144
Perrigo Co. (a)	14,700	1,707,699
Pfizer, Inc. (a)	1,244,533	30,926,645
Watson Pharmaceuticals, Inc.*	21,057	1,793,214

		132,980,877
Industrials 9.7%
Aerospace & Defense 2.2%
Boeing Co. (a)	112,721	7,847,636
General Dynamics Corp.	55,350	3,659,742
Honeywell International, Inc.	130,209	7,779,988
L-3 Communications Holdings, Inc.	16,168	1,159,407
Lockheed Martin Corp. (a)	45,021	4,204,061
Northrop Grumman Corp. (a)	41,631	2,765,547
Precision Castparts Corp.	24,028	3,924,734
Raytheon Co. (a)	55,062	3,147,344
Rockwell Collins, Inc. (a)	24,044	1,289,720
Textron, Inc. (a)	45,854	1,199,999
United Technologies Corp. (a)	139,662	10,934,138

		47,912,316
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	26,932	1,576,869
Expeditors International of Washington, Inc.	35,100	1,276,236
FedEx Corp.	48,760	4,126,071
United Parcel Service, Inc. "B"	119,754	8,570,794

		15,549,970
Airlines 0.1%
Southwest Airlines Co. (a)	127,214	1,115,667
Building Products 0.0%
Masco Corp. (a)	58,605	882,005
Commercial Services & Supplies 0.4%
Avery Dennison Corp. (a)	17,131	545,108
Cintas Corp.	18,266	757,126
Iron Mountain, Inc.	25,400	866,394
Pitney Bowes, Inc. (a)	34,985	483,493
R.R. Donnelley & Sons Co. (a)	30,361	321,827
Republic Services, Inc.	48,899	1,345,211
Stericycle, Inc.* (a)	14,000	1,267,280
Waste Management, Inc. (a)	73,107	2,345,273

		7,931,712
Construction & Engineering 0.1%
Fluor Corp.	27,850	1,567,398
Jacobs Engineering Group, Inc.* (a)	21,200	857,116
Quanta Services, Inc.*	35,800	884,260

		3,308,774
Electrical Equipment 0.5%
Cooper Industries PLC	26,298	1,973,928
Emerson Electric Co. (a)	121,236	5,852,062
Rockwell Automation, Inc.	23,621	1,642,840
Roper Industries, Inc.	16,166	1,776,482

		11,245,312
Industrial Conglomerates 2.7%
3M Co.	105,978	9,794,487
Danaher Corp. (a)	97,534	5,379,000
General Electric Co.	1,758,594	39,937,670
Tyco International Ltd.	76,532	4,305,690

		59,416,847
Machinery 1.9%
Caterpillar, Inc. (a)	108,768	9,358,399
Cummins, Inc.	29,478	2,718,166
Deere & Co. (a)	65,778	5,426,027
Dover Corp.	30,372	1,806,830
Eaton Corp. (a)	55,840	2,638,998
Flowserve Corp. (a)	8,492	1,084,768
Illinois Tool Works, Inc. (a)	71,860	4,273,514
Ingersoll-Rand PLC	47,514	2,129,578
Joy Global, Inc.	17,303	970,006
PACCAR, Inc. (a)	59,081	2,364,717
Pall Corp. (a)	19,210	1,219,643
Parker Hannifin Corp.	24,952	2,085,488
Pentair Ltd. (Registered)	16,534	731,630
Snap-on, Inc. (a)	9,232	663,504
Stanley Black & Decker, Inc. (a)	28,288	2,156,960
Xylem, Inc.	29,805	749,596

		40,377,824
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	7,414	590,303
Equifax, Inc. (a)	19,609	913,387
Robert Half International, Inc. (a)	23,675	630,465

		2,134,155
Road & Rail 0.8%
CSX Corp.	171,690	3,562,567
Norfolk Southern Corp.	53,763	3,420,940
Ryder System, Inc.	8,490	331,619
Union Pacific Corp.	78,664	9,337,417

		16,652,543
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	45,000	1,934,550
W.W. Grainger, Inc. (a)	10,109	2,106,412

		4,040,962
Information Technology 20.0%
Communications Equipment 1.9%
Cisco Systems, Inc.	880,686	16,812,296
F5 Networks, Inc.*	13,110	1,372,617
Harris Corp.	19,300	988,546
JDS Uniphase Corp.* (a)	38,339	474,828
Juniper Networks, Inc.*	86,834	1,485,730
Motorola Solutions, Inc. (a)	48,298	2,441,464
QUALCOMM, Inc.	283,286	17,702,542

		41,278,023
Computers & Peripherals 6.0%
Apple, Inc.	156,211	104,233,352
Dell, Inc.	245,778	2,423,371
EMC Corp.*	350,190	9,549,681
Hewlett-Packard Co. (a)	326,875	5,576,487
NetApp, Inc.*	60,009	1,973,096
SanDisk Corp.*	40,200	1,745,886
Seagate Technology PLC (a)	58,420	1,811,020
Western Digital Corp.	36,435	1,411,128

		128,724,021
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	26,730	1,573,862
Corning, Inc.	250,797	3,297,981
FLIR Systems, Inc.	26,700	533,333
Jabil Circuit, Inc.	29,989	561,394
Molex, Inc. (a)	22,786	598,816
TE Connectivity Ltd. (a)	70,632	2,402,194

		8,967,580
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	29,400	1,124,844
eBay, Inc.*	193,232	9,354,361
Google, Inc. "A"*	44,140	33,303,630
VeriSign, Inc.* (a)	26,000	1,265,940
Yahoo!, Inc.*	173,633	2,773,787

		47,822,562
IT Services 3.9%
Accenture PLC "A" (a)	106,486	7,457,215
Automatic Data Processing, Inc.	80,810	4,740,315
Cognizant Technology Solutions Corp. "A"*	50,322	3,518,514
Computer Sciences Corp. (a)	25,843	832,403
Fidelity National Information Services, Inc.	42,139	1,315,580
Fiserv, Inc.*	22,605	1,673,448
International Business Machines Corp.	178,853	37,103,055
MasterCard, Inc. "A"	17,900	8,081,492
Paychex, Inc. (a)	53,301	1,774,390
SAIC, Inc. (a)	45,632	549,409
Teradata Corp.*	27,908	2,104,542
Total System Services, Inc.	26,059	617,599
Visa, Inc. "A" (a)	87,101	11,695,922
Western Union Co. (a)	101,396	1,847,435

		83,311,319
Office Electronics 0.1%
Xerox Corp.	223,026	1,637,011
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.* (a)	103,697	349,459
Altera Corp. (a)	53,344	1,812,896
Analog Devices, Inc. (a)	49,168	1,926,894
Applied Materials, Inc.	204,104	2,278,821
Broadcom Corp. "A"*	85,783	2,966,376
First Solar, Inc.* (a)	10,695	236,841
Intel Corp. (a)	835,009	18,938,004
KLA-Tencor Corp.	27,585	1,315,942
Lam Research Corp.* (a)	30,212	960,288
Linear Technology Corp.	37,596	1,197,433
LSI Corp.*	94,055	649,920
Microchip Technology, Inc. (a)	32,700	1,070,598
Micron Technology, Inc.*	176,749	1,057,843
NVIDIA Corp.*	102,243	1,363,922
Teradyne, Inc.* (a)	29,558	420,315
Texas Instruments, Inc. (a)	189,015	5,207,363
Xilinx, Inc. (a)	43,603	1,456,776

		43,209,691
Software 3.5%
Adobe Systems, Inc.* (a)	82,044	2,663,148
Autodesk, Inc.* (a)	38,048	1,269,662
BMC Software, Inc.*	24,566	1,019,243
CA, Inc.	58,515	1,507,639
Citrix Systems, Inc.*	30,814	2,359,428
Electronic Arts, Inc.*	52,106	661,225
Intuit, Inc.	46,130	2,716,134
Microsoft Corp.	1,256,560	37,420,357
Oracle Corp.	634,050	19,966,235
Red Hat, Inc.*	31,893	1,815,988
Salesforce.com, Inc.* (a)	21,300	3,252,297
Symantec Corp.* (a)	119,164	2,144,952

		76,796,308
Materials 3.5%
Chemicals 2.4%
Air Products & Chemicals, Inc.	34,918	2,887,719
Airgas, Inc.	11,450	942,335
CF Industries Holdings, Inc.	10,424	2,316,630
Dow Chemical Co. (a)	200,358	5,802,368
E.I. du Pont de Nemours & Co. (a)	154,845	7,784,058
Eastman Chemical Co.	26,038	1,484,426
Ecolab, Inc. (a)	43,821	2,840,039
FMC Corp. (a)	22,700	1,257,126
International Flavors & Fragrances, Inc.	13,316	793,367
LyondellBasell Industries NV "A"	56,745	2,931,447
Monsanto Co.	89,166	8,115,889
PPG Industries, Inc.	25,162	2,889,604
Praxair, Inc. (a)	50,154	5,209,997
Sigma-Aldrich Corp. (a)	20,016	1,440,551
The Mosaic Co.	46,075	2,654,381
The Sherwin-Williams Co.	14,205	2,115,267

		51,465,204
Construction Materials 0.0%
Vulcan Materials Co. (a)	21,976	1,039,465
Containers & Packaging 0.1%
Ball Corp.	25,848	1,093,629
Bemis Co., Inc. (a)	17,530	551,669
Owens-Illinois, Inc.*	27,200	510,272
Sealed Air Corp.	31,572	488,103

		2,643,673
Metals & Mining 0.8%
Alcoa, Inc. (a)	175,838	1,556,166
Allegheny Technologies, Inc. (a)	18,179	579,910
Cliffs Natural Resources, Inc. (a)	23,533	920,846
Freeport-McMoRan Copper & Gold, Inc.	158,836	6,286,729
Newmont Mining Corp. (a)	83,354	4,668,657
Nucor Corp.	52,199	1,997,134
Titanium Metals Corp. (a)	13,400	171,922
United States Steel Corp. (a)	25,138	479,382

		16,660,746
Paper & Forest Products 0.2%
International Paper Co.	72,212	2,622,740
MeadWestvaco Corp. (a)	28,478	871,427

		3,494,167
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.0%
AT&T, Inc. (a)	961,515	36,249,115
CenturyLink, Inc. (a)	102,864	4,155,706
Frontier Communications Corp. (a)	160,010	784,049
Verizon Communications, Inc. (a)	475,109	21,650,717
Windstream Corp. (a)	95,201	962,482

		63,802,069
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.* (a)	49,111	3,148,015
MetroPCS Communications, Inc.*	55,200	646,392
Sprint Nextel Corp.*	495,814	2,736,894

		6,531,301
Utilities 3.5%
Electric Utilities 2.1%
American Electric Power Co., Inc. (a)	82,057	3,605,585
Duke Energy Corp. (a)	117,687	7,626,118
Edison International (a)	53,874	2,461,503
Entergy Corp. (a)	29,304	2,030,767
Exelon Corp.	143,364	5,100,891
FirstEnergy Corp.	69,106	3,047,575
NextEra Energy, Inc. (a)	70,541	4,961,148
Northeast Utilities	51,950	1,986,048
Pepco Holdings, Inc. (a)	38,000	718,200
Pinnacle West Capital Corp.	17,796	939,629
PPL Corp. (a)	95,914	2,786,302
Southern Co.	145,632	6,712,179
Xcel Energy, Inc.	80,637	2,234,451

		44,210,396
Gas Utilities 0.1%
AGL Resources, Inc.	18,873	772,094
ONEOK, Inc. (a)	34,486	1,666,019

		2,438,113
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	106,137	1,164,323
NRG Energy, Inc. (a)	37,844	809,483

		1,973,806
Multi-Utilities 1.2%
Ameren Corp.	40,319	1,317,222
CenterPoint Energy, Inc. (a)	70,968	1,511,618
CMS Energy Corp. (a)	43,349	1,020,869
Consolidated Edison, Inc. (a)	48,494	2,904,306
Dominion Resources, Inc.	96,201	5,092,881
DTE Energy Co. (a)	28,303	1,696,482
Integrys Energy Group, Inc. (a)	12,400	647,280
NiSource, Inc.	46,566	1,186,502
PG&E Corp.	71,916	3,068,656
Public Service Enterprise Group, Inc.	83,681	2,692,854
SCANA Corp. (a)	22,867	1,103,790
Sempra Energy	37,596	2,424,566
TECO Energy, Inc. (a)	35,988	638,427
Wisconsin Energy Corp.	38,300	1,442,761

		26,748,214

Total Common Stocks (Cost $1,507,635,657)		2,146,308,041

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135% **, 11/1/2012 (b) (Cost $5,214,394)	5,215,000	5,214,740

	Shares	Value ($)
Securities Lending Collateral 29.2%
Daily Assets Fund Institutional, 0.23% (c) (d) (Cost $630,414,063)	630,414,063	630,414,063
Cash Equivalents 0.5%
Central Cash Management Fund, 0.15% (c) (Cost $11,332,226)	11,332,226	11,332,226

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,154,596,340) †	129.2	2,793,269,070
Other Assets and Liabilities, Net (a)	(29.2)	(631,258,044)

Net Assets	100.0	2,162,011,026

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,276,759,409.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $516,509,661.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $849,658,837 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $333,149,176.

(a)
All or a portion of these securities were on loan amounting to $608,879,237. In addition, included in other assets and liabilities, net are pending sales, amounting to $465,410, that are also on loan. The value of all securities loaned at September 30, 2012 amounted to $609,344,647 which is 28.2% of net assets.

(b)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 Index	USD	12/20/2012	41	14,700,550	(196,405)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$2,146,308,041	$—	$—	$2,146,308,041
Government & Agency Obligation	—	5,214,740	—	5,214,740
Short-Term Investments(e)	641,746,289	—	—	641,746,289
Total	$2,788,054,330	$5,214,740	$—	$2,793,269,070

Liabilities
Derivatives(f)	$(196,405)	$—	—	$(196,405)
Total	$(196,405)	$—	$—	$(196,405)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(196,405)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012